WBK STRYPES TRUST

                                FINANCIAL REPORT

                                  JUNE 30, 1998

                                   (UNAUDITED)

                                    CONTENTS



FINANCIAL STATEMENTS:

    Statement of net assets...................................................1

    Schedule of investments...................................................2

    Statement of operations...................................................3

    Statement of changes in net assets........................................4

    Notes to financial statements...........................................5-7

    Financial highlights......................................................8

                             MCGLADREY & PULLEN, LLP
                             -----------------------
                  CERTIFIED PUBLIC ACCOUNTANTS AND CONSULTANTS


                               ACCOUNTANT'S REPORT



The accompanying statement of net assets, including the schedule of investments, of WBK Strypes Trust as of June 30, 1998, and the related statement of operations for the six months then ended, the statements of changes in net assets and the financial highlights for the six months then ended and the period from October 6, 1997 (commencement of operations) to December 31, 1997, were not audited by us and, accordingly, we do not express an opinion on them.

                                            McGladrey & Pullen, LLP


New York, New York
November 20, 1998

WBK STRYPES TRUST

STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:

  Investments, at value (amortized cost $946,157,942)
    (notes 2, 4, and 8)                                             $991,441,510

  Cash                                                                   602,457
                                                                    ------------

  Prepaid expenses                                                         1,912

  Deferred organizational costs, net of
     accumulated amortization of $3,300 (Note 2)                          10,700
                                                                    ------------

         TOTAL ASSETS                                                992,056,579

LIABILITIES

Accounts payable and accrued expenses                                    258,510
                                                                    ------------

         NET ASSETS                                                 $991,798,069
                                                                    ============

COMPOSITION OF NET ASSETS

Structured Yield Product Exchangeable for Stock
   ("STRYPES"),  no par value; 32,840,000 shares
   issued and outstanding (Note 9)                                  $936,807,868

Net unrealized appreciation of investments                            45,283,568

Undistributed net investment income                                    9,706,633
                                                                    ------------

                               NET ASSETS                           $991,798,069
                                                                    ============

                               NET ASSET VALUE PER STRYPES                $30.20
                                                                    ============

See Notes to Financial Statements.

WBK STRYPES TRUST

SCHEDULE OF INVESTMENTS
June 30, 1998 (Unaudited)

                                                                   Par            Maturity             Market         Amortized
Securities Description                                            Value             Date               Value            Cost
UNITED STATES GOVERNMENT
  SECURITIES:
  United States Treasury Strips                               $ 25,737,000        08/15/98       $ 25,571,768      $ 25,557,030
  United States Treasury Strips                                 25,737,000        11/15/98         25,235,901        25,196,073
  United States Treasury Strips                                 25,737,000        02/15/99         24,886,285        24,836,931
  United States Treasury Strips                                 25,737,000        05/15/99         24,553,613        24,483,082
  United States Treasury Strips                                 25,737,000        08/15/99         24,212,597        24,127,788
  United States Treasury Strips                                 25,737,000        11/15/99         23,895,003        23,774,747
  United States Treasury Strips                                 25,737,000        02/15/00         23,563,461        23,426,158
  United States Treasury Strips                                 25,737,000        05/15/00         23,260,832        23,099,939
  United States Treasury Strips                                 25,737,000        08/15/00         22,936,866        22,750,345
  United States Treasury Strips                                 25,737,000        11/15/00         22,618,190        22,409,562
                                                              ------------                       ------------      ------------
                                                              $257,370,000                       $240,734,516      $239,661,655
                                                              ============                       ============      ============
FORWARD PURCHASE CONTRACT:
Westpac Banking Corporation Ordinary Shares Forward                               11/15/00        750,706,994       706,496,287
                                                                                                 ------------      ------------
Purchase Agreement
                  TOTAL                                                                          $991,441,510      $946,157,942
                                                                                                 ============      ============


See Notes to Financial Statements.

WBK STRYPES TRUST

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1998 (Unaudited)


ACCRETION OF ORIGINAL ISSUE DISCOUNT                                 $7,384,034

EXPENSES:

Administrative fees and expenses               $18,307
Legal fees........                              13,531
Accounting fees...                              14,168
Mailing expense...                               7,164
Trustees fees ....                               5,730
Other expenses....                              10,324
Amortization of deferred organizational costs    2,229
                                               -------

TOTAL FEES AND EXPENSES                                                  71,453
                                                                    -----------

NET INVESTMENT INCOME                                                 7,312,581

NET DECREASE IN UNREALIZED APPRECIATION OF INVESTMENTS              (64,473,890)
                                                                    -----------


NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(57,161,309)
                                                                   ============



See Notes to Financial Statements.


WBK STRYPES TRUST


STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 1998 and the Period from October 6, 1997
(commencement of operations to December 31, 1997 (Unaudited))

                                                                                              Six Months                Period
                                                                                                Ended                    Ended
                                                                                            June 30, 1998          December 31, 1997
OPERATIONS
     Net investment income                                                                     $7,312,581            $   3,789,712
     Unrealized appreciation (depreciation) of investments                                    (64,473,890)             109,757,458
------------------------------------------------------------------------------------------------------------------------------------
                NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                         (57,161,309)             113,547,170
                                                                                              ------------             -----------

DISTRIBUTIONS:
     Net investment income                                                                     (1,330,869)                 (64,791)
     Return of capital                                                                        (50,145,831)             (11,088,658)
------------------------------------------------------------------------------------------------------------------------------------
                NET DECREASE IN NET ASSETS FROM DISTRIBUTIONS                                 (51,476,700)             (11,153,449)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 9):
     Gross proceeds from the sale of 32,839,997 STRYPES                                                              1,029,533,906
     Less selling commission                                                                                           (30,902,437)
     Less offering expenses                                                                                               (589,212)

------------------------------------------------------------------------------------------------------------------------------------
                NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                              0              998,042,257
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL INCREASE (DECREASE) IN NET ASSETS FOR THE PERIOD                       (108,638,009)           1,100,435,978

                NET ASSETS, BEGINNING OF PERIOD                                             1,100,436,078                      100
------------------------------------------------------------------------------------------------------------------------------------
                NET ASSETS, END OF PERIOD                                                    $991,798,069           $1,100,436,078
====================================================================================================================================



See Notes to Financial Statements.


WBK STRYPES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

WBK STRYPES Trust ("Trust") was established on March 14, 1996 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In October 1997, the Trust sold
Structured Yield Product Exchangeable for Stock ("STRYPES") to the public pursuant to a registration statement on Form N-2 under the Securities Exchange Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for Ordinary Shares ("Reference Property") of Westpac Banking Corporation ("Westpac"), an Australian corporation, with an existing shareholder of Westpac (the "Contracting Stockholder"). The Reference Property is deliverable pursuant to the contract on November 15, 2000 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant  accounting  policies  followed by
the  Trust,  which  are  in  conformity  with  generally   accepted   accounting
principles:

Valuation of Investments
------------------------
The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated on a basis which approximates the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

Investment Transactions
-----------------------
Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Unrealized gains and losses are accounted for on the specific identification method.

Use of Estimates
----------------
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organizational Expenses
-----------------------
Organizational expenses of $14,000 are being amortized on a straight-line basis over the life of the Trust beginning at the commencement of operations of the Trust.

NOTE 3. DISTRIBUTIONS

STRYPES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $3.135 per annum or $0.78375 per quarter (except for the first distribution on November 15, 1997 which was $0.33963).

NOTE 4. PURCHASES AND SALES OF INVESTMENTS

Maturities of U.S. Treasury Strips for the six months ended June 30, 1998 and the period ended December 31, 1997 totaled $51,474,000 and $11,153,000, respectively. There were no sales of such investments during either period. Purchase of the forward purchase contract and the U.S. Treasury Strips during the period ended December 31, 1997 totaled $706,496,287 and $291,080,565, respectively.

NOTE 5. TRUSTEES FEES

Each of the three Trustees was paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 is being expensed over the life of the Trust. As of June 30, 1998, the Trust had expensed $8,485 of such fees.

NOTE 6. INCOME TAXES

The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 1998, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $45,283,568, consisting of gross unrealized appreciation of $45,283,568 and gross unrealized depreciation of $0. The amortized cost of investment securities for Federal income tax purposes was $946,157,942 at June 30, 1998.

NOTE 7. EXPENSES

The estimated expenses to be incurred in connection with the offering of the STRYPES and its ongoing operations are $1,038,068. All expenses are being paid from proceeds received from the offering of the STRYPES. Of this amount, $603,212 represents offering expenses ($589,212) and organizational expenses ($14,000) incurred by the Trust. The remaining amount of $434,856 represents estimated administrative and other operating expenses. Expenses incurred in excess of this amount will be paid by the Contracting Stockholder. At June 30, 1998, the Administrator had paid $344,702 relating to offering and organizational expenses.

In addition, $104,410 had been paid by the Trust for current and prepaid administrative and other operating expenses.

NOTE 8. FORWARD PURCHASE CONTRACTS

On October 6, 1997, the Trust entered into a forward purchase contract with an existing stockholder of Westpac (the "Contracting Stockholder") and paid to the Contracting Stockholder $706,496,287, less $1,000,000 being held in escrow, in connection therewith. Pursuant to such contract, the Contracting Stockholder is obligated to deliver to the Trust a specified amount of Reference Property (initially defined as five Ordinary Shares) on November 15, 2000 (the "Exchange Date") so as to permit the holders of the STRYPES to exchange on the Exchange Date each of their STRYPES for between 89.68% and 100% of the Reference Property. See the Trust's original prospectus dated September 30, 1997 for the formula upon which such exchange will be determined.

The forward purchase contract held by the Trust at June 30, 1998 is as follows:


                                              Exchange          Cost of            Contract           Unrealized
                                              Date              Contract           Value              Appreciation
--------------------------------------------------------------------------------------------------------------------
Westpac Banking Corporation Ordinary
         Shares Forward Purchase Agreement    11/15/00          $706,496,287       $750,706,994       $44,210,707
====================================================================================================================

NOTE 9. CAPITAL SHARE TRANSACTIONS

On September 24, 1997 one STRYPES was sold to the underwriter of the Trust for $100. As a result of a stock split effected immediately prior to the public offering of the STRYPES, this STRYPES was converted into three STRYPES. During the offering period, the Trust sold 32,839,997 STRYPES to the public and received net proceeds of $998,042,257 ($1,029,533,906 net of sales commission of $30,902,437 and offering costs of $589,212). As of June 30, 1998, there were 32,840,000 STRYPES issued and outstanding with an aggregate cost, net of sales commissions, offering costs and return of capital, of $936,807,868.

WBK STRYPES TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.

                                                                                            October 6, 1997
                                                                                            (Commencement of
                                                                     Six Months Ended        Operations) to
                                                                      June 30, 1998        December 31, 1997
                                                                     -----------------    ---------------------
PER SHARE OPERATING PERFORMANCE FOR A STRYPES
OUTSTANDING THROUGHOUT THE PERIOD
Investment income                                                          $0.22                   $0.12
Expenses                                                                    0.00                    0.00
                                                                     -----------------    ---------------------
Investment income - net                                                     0.22                    0.12
Adjustments to capital (offering expenses)                                  0.00                   (0.02)
Distributions from income                                                  (0.04)                  (0.00)
Return of capital                                                          (1.53)                  (0.34)
Unrealized gain (loss) on investments                                      (1.96)                   3.34
                                                                     -----------------    ---------------------
Net increase (decrease) in net asset value                                 (3.31)                   3.10
Beginning net asset value                                                  33.51                   30.41
                                                                     -----------------    ---------------------
Ending net asset value                                                    $30.20                  $33.51
                                                                     =================    =====================
Ending market value                                                       $30.19                  $33.50
                                                                     =================    =====================

TOTAL INVESTMENT RETURN BASED ON MARKET VALUE                              (5.62)%                  7.96%
RATIOS/SUPPLeMENTAL DATA
Ratio of expenses to average net assets(1):                                  .01%                    .01%
Ratio of net investments income to average net assets(1):                   1.41%                   1.50%
Net assets, end of period (in thousands)                                 $991,798             $ 1,100,436

(1) Annualized